Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 138,503	$ 75,999
Interest-bearing deposits in depository institutions	9,725	9,877
Cash and Cash Equivalents	148,228	85,876
Investment securities available for sale, at fair value	254,043	352,660
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2014 and 2013 - $94,191 and $5,335, respectively)	90,786	4,117
Other securities	9,857	13,343
Total Investment Securities	354,686	370,120
Gross loans	2,652,066	2,606,197
Allowance for loan losses	(20,150)	(20,575)
Net Loans	2,631,916	2,585,622
Bank owned life insurance	95,116	92,047
Premises and equipment, net	77,988	82,548
Accrued interest receivable	6,826	6,866
Net deferred tax asset	36,766	42,165
Goodwill and other intangible assets, net	74,198	75,142
Other assets	35,909	27,852
Total Assets	3,461,633	3,368,238
Liabilities
Noninterest-bearing	545,465	493,228
Interest-bearing:
Demand deposits	639,932	601,527
Savings deposits	660,727	612,772
Time deposits	1,026,663	1,077,606
Total Deposits	2,872,787	2,785,133
Short-term borrowings	134,931	137,798
Long-term debt	16,495	16,495
Other liabilities	46,567	41,189
Total Liabilities	3,070,780	2,980,615
Shareholders’ Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued	0	0
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at December 31, 2014 and December 31, 2013, less 3,345,590 and 2,748,922, shares in treasury, respectively	46,249	46,249
Capital surplus	107,370	107,596
Retained earnings	362,211	333,970
Cost of common stock in treasury	(120,818)	(95,202)
Accumulated other comprehensive income (loss):
Unrealized gain (loss) on securities available-for-sale	1,190	(2,110)
Underfunded pension liability	(5,349)	(2,880)
Total Accumulated Other Comprehensive Loss	(4,159)	(4,990)
Total Shareholders’ Equity	390,853	387,623
Total Liabilities and Shareholders’ Equity	$ 3,461,633	$ 3,368,238